Significant accounting policies: (Tables)	3 Months Ended
Sep. 30, 2014
Summary of Significant Account Policies:
WFEC warrants liability
Balance previously reported as of June 30, 2013	$—
Balance recorded on July 1, 2013	1,805,898
Change in fair value of WFEC warrants liability	224,290
Balance as of September 30, 2013	$2,030,188